Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	DIAMOND HILL FUNDS
Prospectus Date	rr_ProspectusDate	Dec. 09, 2017
Document Creation Date	dei_DocumentCreationDate	Jan. 02, 2018